Document and Entity Information	12 Months Ended
Jun. 30, 2021
Cover [Abstract]
Entity Registrant Name	GOFF, CORP
Entity Central Index Key	0001528188
Document Type	10-12G/A
Amendment Flag	true
Amendment Description	Goff Corp. filed a Form 10 on September 27, 2021 and inadvertently failed to check the applicable boxes on the cover page. This Amendment No. 1 to Form 10 amends and restates the cover page to check the applicable boxes. Except as so amended, the Form 10 is unchanged. Unless otherwise mentioned or unless the context requires otherwise, when used in this Form 10, the terms "Goff," "Company," "we," "us," and "our" refer to Goff Corp. Goff is an "emerging growth company" as defined under the federal securities laws and, as such, may elect to comply with certain reduced public company reporting requirements in future reports that we file with the United States Securities and Exchange Commission, or SEC. Goff is a "smaller reporting company" as defined in Exchange Act Rule 12b-2. However, we are not currently electing to take advantage of the scaled disclosure available to smaller reporting companies.
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false